Statements of Operations - USD ($)		9 Months Ended	11 Months Ended
		Dec. 31, 2017	Dec. 05, 2018
General and administrative expenses		$ 837,473	$ 10,119,630
Franchise tax expense		147,447	185,205
Income from operations		(984,920)	(10,304,835)
Investment income on Trust Account		935,034	3,988,884
(Loss) income before income taxes		(49,886)	(6,315,951)
Income tax (benefit) provision		267,780	800,540
Net income attributable to Concrete Pumping Holdings, Inc. and Subsidiaries		$ (317,666)	$ (7,116,491)
Weighted average shares outstanding
Basic and diluted (in shares)	[1]	6,416,126	6,956,392
Net loss per common share
Basic and diluted (in dollars per share)		$ (0.05)	$ (1.02)

[1]	This number excludes an aggregate of 21,118,267 and 21,815,963 shares of Class A common stock subject to possible redemption for the periods ended December 5, 2018 and December 31, 2017, respectively.